RELATED PARTY TRANSACTIONS (Details) $ in Thousands	1 Months Ended				6 Months Ended
	May 31, 2016 USD ($)	Jan. 31, 2016 USD ($)	Jan. 31, 2015 USD ($)	Jan. 31, 2014 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)
Related Party Transaction [Line Items]
Receivables with related parties					$ 10,386		$ 10,234
Payables with related parties					20,220		28,720
Proceeds From Sale Of Vessels and Equipment					$ 0	$ 225,802
Frontline 2012 [Member]
Related Party Transaction [Line Items]
Management Fee Expense						1,900
Newbuilding supervision fees						2,600
Technical management fees						900
Ship Finance International Limited [Member]
Related Party Transaction [Line Items]
Number of Ship Finance vessels involved in de-rating project					2
Related Party Transaction, Amounts of Transaction					$ 1,537	0
Charter hire paid (principal and interest)					48,405	0
Contingent rental (income) expense					(2,654)	0
Remaining lease obligation					484,828		0
Receivables with related parties					2,321		3,356
Payables with related parties					17,173		23,688
Interest expense					$ 18,861	0
Number of vessels under capital lease					14
Remaining periods on these leases, minimum (in years)					4
Remaining periods on these leases, maximum (in years)					11
Income/ expense on pooled vessels					$ 500	1,300
Number of vessel from Frontline 2012 involved in de-rating project					4
Amount due/ from related party for vessels within pooling arrangment					$ 1,000		1,700
Seatankers Management Co. Ltd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction					3,584	0
Receivables with related parties					2,727		1,165
Payables with related parties					780		569
Proceeds From Sale Of Vessels and Equipment		$ 2,400
Golden Ocean Group Limited [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction					7,991	0
Receivables with related parties					3,573		4,099
Payables with related parties					2,262		4,455
Arcadia Petroleum Limited [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction					450	0
Receivables with related parties					39		201
Payables with related parties					0		3
Seadrill Limited [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction					328	0
Receivables with related parties					1,281		859
Payables with related parties					5		5
North Atlantic Drilling Limited [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction					24	0
Receivables with related parties					202		128
Archer Limited [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction					64	0
Receivables with related parties					64		148
Deep Sea Supply Plc [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction					78	0
Receivables with related parties					100		176
Seatankers Management Norge AS [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction					553	0
Frontline Companies [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction					0	2,859
VLCC Chartering Limited [Member]
Related Party Transaction [Line Items]
Receivables with related parties					$ 79		$ 102
Highlander Tankers [Member]
Related Party Transaction [Line Items]
Number of charter-out contracts assumed			3
Number of vessels who Highlander ceased to act as post fixture manager			4
Consideration to assume charter-out contracts and commercially managed vessels			$ 1,800
Avance Gas [Member]
Related Party Transaction [Line Items]
Proceeds From Sale Of Vessels and Equipment				$ 139,200
Gain (Loss) On Sale Of Assets						$ 38,800
VLGC [Member] | Avance Gas [Member]
Related Party Transaction [Line Items]
Number of vessels delivered and sold				8		4
Suezmax [Member] | Ship Finance International Limited [Member]
Related Party Transaction [Line Items]
Number of vessels from Frontline 2012 involved in pooling arrangement					2
Front Vanguard [Member] | Ship Finance International Limited [Member]
Related Party Transaction [Line Items]
lease termination fees (expense) income	$ 400
Senior unsecured facility $275.0 million [Member]
Related Party Transaction [Line Items]
long term debt, commitments	$ 275,000				$ 275,000